Investments in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Subsidiaries

	Place of	Principal	Percentage of Ownership as at December 31,
Subsidiaries	Incorporation	activity	2011	2012
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”)	Hong Kong	In liquidation	100%	100%
Nam Tai Investment Limited (“NTIL”)	Hong Kong	De-registered	100%	—
J.I.C. Enterprises (HK) Ltd. (“JICE”) (1)	Hong Kong	Inactive	—	100%
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Manufacturing and trading	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Manufacturing and trading	100%	100%
(1)	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE issued the share capital HK$500,000 which is made up of 500,000 ordinary shares of HK$1 each. The primary reason of acquisition is for re-organization.